Condensed Statements of Changes in Stockholders' Equity - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member]	Paid-in Capital [Member]	Accumulated Deficit [Member]	Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2016				$ 1,162	$ 49,603,487	$ (45,467,576)		$ 4,137,073
Balance, shares at Dec. 31, 2016				1,161,920
Issuance of shares upon follow-on offering	$ 5,150,980			$ 3,454	17,844,220			22,998,654
Issuance of shares upon follow-on offering, shares	9,180			3,453,987
Commissions and offering costs of follow-on offering					(2,038,471)			(2,038,471)
Issuance of shares under common stock purchase agreement				$ 314	1,996,862			1,997,176
Issuance of shares under common stock purchase agreement, shares				313,732
Stock-based compensation					895,498			895,498
Conversion of series A preferred shares	$ (22,444)			$ 10	22,344			(90)
Conversion of series A preferred shares, shares	(40)			10,000
Net loss						(7,863,858)		(7,863,858)
Balance at Dec. 31, 2017	$ 5,128,536			$ 4,941	68,323,939	(53,331,434)		20,125,982
Balance, shares at Dec. 31, 2017	9,140			4,940,652
Conversion of preferred shares into common stock	$ (179,555)			$ 80	179,475
Conversion of preferred shares into common stock, shares	(320)			80,000
Stock-based compensation					212,608			212,608
Net loss						(2,012,690)		(2,012,690)
Balance at Mar. 31, 2018	$ 4,948,981			$ 5,021	68,716,022	(55,344,124)		18,325,900
Balance, shares at Mar. 31, 2018	8,820			5,020,652
Balance at Dec. 31, 2017	$ 5,128,536			$ 4,941	68,323,939	(53,331,434)		20,125,982
Balance, shares at Dec. 31, 2017	9,140			4,940,652
Net loss								(10,243,605)
Balance at Sep. 30, 2018	$ 3,344,209			$ 5,735	70,665,970	(63,575,039)		10,440,875
Balance, shares at Sep. 30, 2018	5,960			5,734,639
Balance at Dec. 31, 2017	$ 5,128,536			$ 4,941	68,323,939	(53,331,434)		20,125,982
Balance, shares at Dec. 31, 2017	9,140			4,940,652
Stock-based compensation					645,823			645,823
Issuance of Series B preferred shares upon closing of private placement		$ 4,570,848			792,037			5,362,885
Issuance of Series B preferred shares upon closing of private placement, shares		6,000
Commissions and offering costs of private placement		$ (390,449)			(122,081)			(512,530)
Commissions and offering costs of private placement, shares
Deemed dividend of preferred stock	$ (1,054,886)		$ 1,880,000		(188,000)			637,114
Deemed dividend of preferred stock, shares	(1,880)		1,880
Conversion of Series A preferred shares into common stock	$ (1,784,326)			$ 795	1,783,531
Conversion of Series A preferred shares into common stock, shares	(3,180)			795,000
Conversion of Series B preferred shares into common stock		$ (273,468)		$ 302	273,166
Conversion of Series B preferred shares into common stock, shares		(392)		301,923
Unrealized gain on investment in marketable securities							(923)	(923)
Payout to stockholders for fractional shares					(3,256)			(3,256)
Net loss						(16,868,711)		(16,868,711)
Balance at Dec. 31, 2018	$ 2,289,324	$ 3,906,931	$ 1,880,000	$ 6,037	71,505,160	(70,200,145)	(923)	9,386,384
Balance, shares at Dec. 31, 2018	4,080	5,608	1,880	6,036,562
Balance at Mar. 31, 2018	$ 4,948,981			$ 5,021	68,716,022	(55,344,124)		18,325,900
Balance, shares at Mar. 31, 2018	8,820			5,020,652
Conversion of preferred shares into common stock	$ (706,998)			$ 314	706,683
Conversion of preferred shares into common stock, shares	(1,260)			315,000
Stock-based compensation					178,074			178,074
Payout to stockholders for fractional shares					(3,256)			(3,256)
Net loss						(3,584,652)		(3,584,652)
Balance at Jun. 30, 2018	$ 4,241,983			$ 5,335	69,597,523	(58,928,776)		14,916,065
Balance, shares at Jun. 30, 2018	7,560			5,334,639
Conversion of preferred shares into common stock	$ (897,774)			$ 400	897,374
Conversion of preferred shares into common stock, shares	(1,600)			400,000
Stock-based compensation					171,073			171,073
Net loss						(4,646,263)		(4,646,262)
Balance at Sep. 30, 2018	$ 3,344,209			$ 5,735	70,665,970	(63,575,039)		10,440,875
Balance, shares at Sep. 30, 2018	5,960			5,734,639
Balance at Dec. 31, 2018	$ 2,289,324	$ 3,906,931	$ 1,880,000	$ 6,037	71,505,160	(70,200,145)	(923)	9,386,384
Balance, shares at Dec. 31, 2018	4,080	5,608	1,880	6,036,562
Stock-based compensation					146,491			146,491
Conversion of Series B preferred shares into common stock		$ (1,816,732)		$ 2,005	1,814,727
Conversion of Series B preferred shares into common stock, shares		(2,608)		2,005,770
Conversion of Series C preferred shares into common stock			$ (1,640,000)	$ 1,000	1,639,000
Conversion of Series C preferred shares into common stock, shares			(1,640)	1,000,000
Unrealized gain on investment in marketable securities						(923)	2,434	1,511
Net loss						(4,705,766)		(4,705,766)
Balance at Mar. 31, 2019	$ 2,289,324	$ 2,090,199	$ 240,000	$ 9,042	75,105,378	(74,906,834)	1,511	4,828,620
Balance, shares at Mar. 31, 2019	4,080	3,000	240	9,042,332
Balance at Dec. 31, 2018	$ 2,289,324	$ 3,906,931	$ 1,880,000	$ 6,037	71,505,160	(70,200,145)	(923)	9,386,384
Balance, shares at Dec. 31, 2018	4,080	5,608	1,880	6,036,562
Net loss								(9,688,127)
Balance at Sep. 30, 2019	$ 2,289,324	$ 1,288,956	$ 240,000	$ 9,927	76,122,975	(79,888,272)		62,910
Balance, shares at Sep. 30, 2019	4,080	1,850	240	9,926,956
Balance at Mar. 31, 2019	$ 2,289,324	$ 2,090,199	$ 240,000	$ 9,042	75,105,378	(74,906,834)	1,511	4,828,620
Balance, shares at Mar. 31, 2019	4,080	3,000	240	9,042,332
Stock-based compensation					122,703			122,703
Unrealized gain on investment in marketable securities						$ 923	$ (1,511)	$ (588)
Fractional shares adjustment				(2)
Net loss						$ (2,815,152)		$ (2,815,152)
Balance at Jun. 30, 2019	$ 2,289,324	$ 2,090,199	$ 240,000	$ 9,042	75,228,081	(77,721,063)		2,135,583
Balance, shares at Jun. 30, 2019	4,080	3,000	240	9,042,330
Stock-based compensation					94,536			94,536
Conversion of Series B preferred shares into common stock		$ (801,243)		$ 885	800,358
Conversion of Series B preferred shares into common stock, shares		(1,150)		884,626
Net loss						(2,167,209)		(2,167,209)
Balance at Sep. 30, 2019	$ 2,289,324	$ 1,288,956	$ 240,000	$ 9,927	$ 76,122,975	$ (79,888,272)		$ 62,910
Balance, shares at Sep. 30, 2019	4,080	1,850	240	9,926,956